OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	December 31,
(in thousands)	2021	2020
Excise and cannabis tax	$4,616	$5,780
Third party brand distribution accrual	250	584
Insurance and professional accrual	757	746
Other	1,575	1,750
Total Accrued Liabilities	$7,198	$8,860

Other current liabilities were comprised of the following items:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	December 31,
(in thousands)	2020	2019
Excise and cannabis tax	$5,780	$2,903
Third party brand distribution accrual	584	80
Insurance and professional accrual	746	576
Other	1,750	797
Total Accrued Liabilities	$8,860	$4,356